UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form

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1.    Name and address of issuer:
                       Jurika & Voyles Fund Group
                       1999 Harrison Street, Suite 700
                       Oakland, CA 94612
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2.    The name of  each series or  class of securities  for which  this Form  is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



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3.    Investment Company Act File Number:        811-8646

      Securities Act File Number:                33- 81754
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4(a). Last day of fiscal year for which this Form is filed:

                                                  June 30, 1998
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4(b). [ ] Check  box  if  this  Form  is  being filed late  (i.e., more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


      Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box  if this  is the last  time the issuer  will be filing  this
      Form.


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
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5.    Calculation of registration fee:

       (i)  Aggregate  sale  price  of  securities
            sold during the fiscal  year  pursuant
            to section 24(f):                                      $141,873,904
                                                                 --------------
       (ii) Aggregate price of securities redeemed
            or repurchased during the fiscal year:   $168,242,986
                                                   --------------
       (iii)Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year  ending no earlier  than  October
            11, 1995 that were not previously used
            to reduce registration fees payable to
            the Commission:                                    $0
                                                   --------------
       (iv) Total  available   redemption  credits
            [add Items 5(ii) and 5(iii)]:                          $168,242,986
                                                                 --------------
       (v)  Net  sales - if Item  5(i) is  greater
            than Item 5(iv)  [subtract  Item 5(iv)
            from Item 5(i)]:                                       ($26,369,082)
       ------------------------------------------------------------------------
       (vi) Redemption  Credits  available for use
            in future years - if Item 5(i) is less
            than     Item     5(iv)      [subtract
            Item 5(iv) from Item 5(i)]:              ($26,369,082)
       ------------------------------------------------------------
       (vii)Multiplier       for       determining
            registration   fee  (See   Instruction
            C.9):                                                    0.00029500
                                                                 --------------
       (viii) Registration  fee due [multiply Item
            5(v) by Item 5(vii)]  (enter "0" if no
            fee is due):                                                  $0.00
                                                                 ==============

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7.    Interest  due - if this  Form is being  filed more than 90 days  after the end of the issuer's fiscal year (see Instruction D):

                                             $ 0
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
8. Total of the amount of the registration fee due plus any interest due [line 5(viii)plus line 7]:

                                       $ 0
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9.    Date  the  registration fee  and any  interest  payment  was  sent to  the
      Commission's lockbox depository:

      Date:                        CIK Number:     0000927380
           ------------------                 -----------------------

      Method of Delivery:
                         [ ] Wire Transfer
                         [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
                         -------------------------------------------------------
                            Robert M. Slotky  /  Assistant Treasurer
                         -------------------------------------------------------

Date       September 3, 1998
    ---------------------------------

   *Please print the name and title of the signing officer below the signature